Commitments and Contingencies - Minimum Future Charter Revenue (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 483,198
2027	334,574
2028	209,020
2029	103,019
2030	95,534
2031 to 2038	295,818
Minimum charter revenues	$ 1,521,163